Equity-Based Compensation - (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of activity of options granted under the Plan

		Weighted	Weighted average
	Number of	average exercise	remaining	Aggregate intrinsic
	options	price per share	contractual term	value (in $ millions)
Balance as of December 31, 2020	2,994,600	$58.30
Granted	1,272,515	$87.85
Forfeited	(52,267)	$68.26
Exercised(1)	(41,400)	$55.49
Balance as of December 31, 2021	4,173,448	$67.22
Exercisable as of December 31, 2021	2,624,873	$55.93	4.8 years	84
Expected to vest as of December 31, 2021	1,548,575		9.5 years	3
(1)	During the year ended December 31, 2021, 41,400 vested MIP Options were exercised and net settled in cash for $1 million.

Schedule of key assumptions used in the valuation of the options granted

Assumption	2021	2019
Annual risk-free interest rate	1.15%	1.75%
Equity volatility	29%	25%
Expected average life of options	6 years	2 years
Dividend yield	0%	0%